Supplemental information on oil and gas producing activities - discounted net cash flows (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental information on oil and gas producing activities (unaudited)
Net change in sales and transfer prices and in production cost (lifting) related to future production	$ (44,482,725)	$ 2,411,040	$ 79,632,263
Changes in estimated future development costs	(5,401,560)	(12,627,361)	(13,141,340)
Sales and transfer of oil and gas produced, net of production costs	(24,413,621)	(44,297,989)	(43,090,467)
Net change due to extensions, discoveries and improved recovery	3,134,469	7,061,712	8,496,249
Net change due to purchase and sales of minerals in place	570,460	213,539	0
Net change due to revisions in quantity estimates	(3,414,649)	6,756,418	10,163,131
Previously estimated development costs incurred during the period	7,943,239	23,200,357	12,505,421
Accretion of discount	10,468,951	11,542,289	6,771,897
Timing and other	567,027	(4,993,389)	(13,633,228)
Net change in income taxes	16,073,288	3,814,269	(12,616,331)
Aggregate change in the standardized measure of discounted future net cash flows for the year	$ (38,955,121)	$ (6,919,115)	$ 35,087,595